Cover	May 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2025
Entity File Number	001-38555
Entity Registrant Name	THE LOVESAC COMPANY
Entity Central Index Key	0001701758
Entity Tax Identification Number	32-0514958
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	421 Atlantic Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	888
Local Phone Number	636-1223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	LOVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false